Deposits (Time Deposit Accounts By Year Of Maturity And Weighted Average Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
2014	$ 127,711
2015	44,361
2016	27,434
2017	3,375
2018	2,077
Total time deposits	$ 204,958	$ 131,636
Weighted Average Rate, 2014	0.68%
Weighted Average Rate, 2015	1.29%
Weighted Average Rate, 2016	1.25%
Weighted Average Rate, 2017	1.51%
Weighted Average Rate, 2018	1.28%